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August 4, 2022	Ali R. Olia T +1 617 951 3600 Ali.Olia@ropesgray.com

BY EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re:	Thrivent ETF Trust (the “Trust”) (File Nos. 333-261454 and 811-23759)

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of the Trust.

This pre-effective amendment is being filed for the purposes of filing exhibits, completing open information and making certain updates and revisions to the Registration Statement. This filing has been marked to indicate changes made from the filing of Pre-Effective Amendment No. 2 to the Trust’s Registration Statement dated April 29, 2022.

Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by amendment.

Please direct any questions regarding this filing to me at (617) 951-3600. Thank you for your attention to this matter.

Very truly yours,

/s/ Ali R. Olia

Ali R. Olia

cc:	Brian D. McCabe

Jeremy C. Smith

John. D. Jackson